Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding defined contribution pension costs	£ 220	£ 9
Less than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Trade payables	4,454	6,715
Accrued expenses	10,500	26,358
Social security and other taxes	857	7,145
Outstanding defined contribution pension costs	220	9
Total trade and other payables	16,031	40,227
After more than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Deferred fees and charges	£ 4,153	£ 5,975